Segmented information - Disclosure of Selected Financial Information by Geographical Segment (Detail) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Geographical Areas [Line Items]
Exploration & evaluation assets	$ 5,082	$ 4,088
Right of use assets	894	979	$ 1,844
Mining interest, plant and equipment	29,820	29,404
Reclamation bonds		165
Deferred tax asset	3,348	3,346
Mexico [member]
Disclosure Of Geographical Areas [Line Items]
Exploration & evaluation assets	5,021	4,088
Right of use assets	738	771
Mining interest, plant and equipment	29,798	29,387
Deferred tax asset	279	434
Canada [member]
Disclosure Of Geographical Areas [Line Items]
Exploration & evaluation assets	61
Right of use assets	156	208
Mining interest, plant and equipment	22	17
Deferred tax asset	$ 3,069	2,912
United States [member]
Disclosure Of Geographical Areas [Line Items]
Reclamation bonds		$ 165